Average Annual Total Returns{- Fidelity® International Capital Appreciation Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-08 - Fidelity® International Capital Appreciation Fund
	Fidelity International Capital Appreciation Fund-Default Return Before Taxes Past 1 year	Fidelity International Capital Appreciation Fund-Default Return Before Taxes Past 5 years	Fidelity International Capital Appreciation Fund-Default Return Before Taxes Past 10 years	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions Past 1 year	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions Past 5 years	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions Past 10 years	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity International Capital Appreciation Fund-Default After Taxes on Distributions and Sales Past 10 years	F0340 Past 1 year	F0340 Past 5 years	F0340 Past 10 years
Total	33.01%	9.54%	9.66%	32.06%	9.03%	9.22%	20.33%	7.57%	7.95%	21.74%	5.68%	5.12%